Zevenbergen Genea Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 100.1%	Shares	Value
Consumer Discretionary - 33.8%
Amazon.com, Inc. (a)	8,800	$1,832,776
DraftKings, Inc. - Class A (a)	45,050	973,981
MakeMyTrip Ltd. (a)	15,000	559,350
MercadoLibre, Inc. (a)	2,350	4,063,197
Netflix, Inc. (a)	19,100	1,836,465
Rivian Automotive, Inc. - Class A (a)	46,900	705,845
Spotify Technology S.A. (a)	3,620	1,755,374
Tesla, Inc. (a)	15,725	5,845,769
Uber Technologies, Inc. (a)	24,200	1,740,706
		19,313,463

Industrials - 19.7%
Axon Enterprise, Inc. (a)	8,575	3,641,717
Bloom Energy Corp. - Class A (a)	14,150	1,917,184
Karman Holdings, Inc. (a)	25,000	2,001,250
Kraken Robotics, Inc. (a)	90,775	525,587
Rocket Lab Corporation (a)	32,575	2,091,966
Symbotic, Inc. (a)	19,675	1,046,710
		11,224,414

Real Estate - 0.5%
Zillow Group, Inc. - Class C (a)	6,740	278,901

Technology – 46.1%
AppLovin Corp. - Class A (a)	3,700	1,472,600
ARM Holdings PLC - ADR (a)	3,550	537,044
Credo Technology Group Holding Ltd. (a)	21,200	1,990,044
CrowdStrike Holdings, Inc. - Class A (a)	4,675	1,825,167
Datadog, Inc. - Class A (a)	15,900	1,876,995
Nebius Group NV (a)	10,350	1,073,916
nLIGHT, Inc. (a)	9,150	521,733
NVIDIA Corporation	33,000	5,755,200
Reddit, Inc. - Class A (a)	6,000	807,900
Rubrik, Inc. - Class A (a)	12,050	590,089
Samsara, Inc. - Class A (a)	43,425	1,376,138
Shopify, Inc. - Class A (a)	38,615	4,580,511
Snowflake Inc. - Class A (a)	13,380	2,017,972
Toast, Inc. - Class A (a)	72,650	1,925,951
		26,351,260
TOTAL COMMON STOCKS (Cost $26,874,356)		57,168,038

Zevenbergen Genea Fund
Schedule of Investments
March 31, 2026 (Unaudited)

SHORT-TERM INVESTMENTS - 0.3%
First American U.S. Treasury Money Market Fund - Class Z, 3.50% (b)	193,105	193,105
TOTAL SHORT-TERM INVESTMENTS (Cost $193,105)		193,105

TOTAL INVESTMENTS - 100.4% (Cost $27,067,461)		57,361,143
Liabilities in Excess of Other Assets - (0.4)%		(233,431)
TOTAL NET ASSETS - 100.0%		$57,127,712

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Zevenbergen Genea Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$57,168,038	$–	$–	$57,168,038
Short-Term Investments	193,105	–	–	193,105
Total Investments	$57,361,143	$–	$–	$57,361,143

Refer to the Schedule of Investments for further disaggregation of investment categories.